Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Condensed Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2020	Mar. 31, 2020
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	¥ 13,673	¥ 14,958
Fair value of derivative liabilities	[1],[2],[3]	12,636	14,034
Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	10,477	10,847
Fair value of derivative liabilities	[1],[2],[3]	9,640	10,205
Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	2,860	3,734
Fair value of derivative liabilities	[1],[2],[3]	2,757	3,608
Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	210	236
Fair value of derivative liabilities	[1],[2],[3]	223	277
Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	31	26
Fair value of derivative liabilities	[1],[2],[3]	30	26
Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	91	114
Fair value of derivative liabilities	[1],[2],[3]	91	95
Other [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3],[4]	4	1
Fair value of derivative liabilities	[1],[2],[3],[4]	(105)	(177)
Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	13,673	14,958
Fair value of derivative liabilities	[1],[2],[5]	12,633	14,030
Not Designated as Hedging Instruments [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	10,477	10,847
Fair value of derivative liabilities	[1],[2],[5]	9,640	10,205
Not Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	2,860	3,734
Fair value of derivative liabilities	[1],[2],[5]	2,754	3,604
Not Designated as Hedging Instruments [Member] | Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	210	236
Fair value of derivative liabilities	[1],[2],[5]	223	277
Not Designated as Hedging Instruments [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	31	26
Fair value of derivative liabilities	[1],[2],[5]	30	26
Not Designated as Hedging Instruments [Member] | Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	91	114
Fair value of derivative liabilities	[1],[2],[5]	91	95
Not Designated as Hedging Instruments [Member] | Other [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[4],[5]	4	1
Fair value of derivative liabilities	[1],[2],[4],[5]	(105)	(177)
Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]	3	4
Designated as Hedging Instruments [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]	3	4
Designated as Hedging Instruments [Member] | Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instruments [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instruments [Member] | Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instruments [Member] | Other [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[4],[6]
Fair value of derivative liabilities	[1],[2],[3],[4]

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2020.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.
[5]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading acount assets and liabilities except for (6).
[6]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.